Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Statement of comprehensive income [abstract]
Profit of the period		$ 2,202	$ 10,414	$ 5,688
Other comprehensive income/(loss): items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits		(263)	(182)	99
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(263)	(182)	99
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	[2]	(10,951)	947	(7,916)
Effective portion of changes in fair value of net investment hedges		479	(157)	114
Cash flow hedges recognized in equity		739	182	512
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		426
Cash flow hedges reclassified from equity to profit or loss		(533)	(292)	(565)
Other comprehensive income that will be reclassified to profit or loss net of tax		(9,841)	680	(7,855)
Other comprehensive income/(loss), net of tax		(10,104)	498	(7,756)
Total comprehensive income/(loss)		(7,901)	10,912	(2,068)
Attributable to:
Equity holders of AB InBev		(8,156)	10,044	(2,998)
Non-controlling interest		$ 255	$ 867	$ 930

[1]	In 2019, the consolidated statement of comprehensive income for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.
[2]	See Note 23 Changes in equity and earnings per share.